Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-Based Compensation Expense	The Company recognized stock-based compensation expense as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2024	2023	2024	2023
Total stock-based compensation expense	5,487	39,417	21,812	47,879